RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Restructuring, Integration and Acquisition costs [Abstract]
Integration and acquisition costs	$ 11.5	$ 79.9
Severances and other employee related costs	33.9	31.2
Impairment of non-financial assets – net	5.2	19.2
Other costs	5.9	1.1
Restructuring, integration and acquisition costs	$ 56.5	$ 131.4